Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 252,483	$ 277,924
Accounts receivable	171	171
Other receivables	2,867	607
Prepaid expenses and other current assets	19,017	16,656
Total current assets	274,538	295,358
Property and equipment, net	6,966	6,419
Operating right-of-use asset	2,487	2,952
Other non-current assets	4,586	3,164
Total assets	288,577	307,893
Current liabilities:
Accounts payable	14,792	10,954
Accrued expenses	51,329	43,295
Current portion of long-term debt, net of discount	3,632	0
Current portion of operating lease liability	2,117	2,063
Total current liabilities	71,870	56,312
Long-term debt, including debt discount and final payment fee	204,578	206,968
Non-current portion of operating lease liability	561	1,110
Total liabilities	277,009	264,390
Commitments and contingencies (Note 7)
Stockholders’ equity
Preferred stock, $0.0001 par value; 15,000,000 shares authorized as of March 31, 2024 and December 31, 2023; no shares issued or outstanding as of March 31, 2024 and December 31, 2023.	0	0
Common stock, $0.0001 par value; 120,000,000 shares authorized as of March 31, 2024 and December 31, 2023; 49,234,225 and 47,369,511 shares issued and outstanding as of March 31, 2024 and December 31, 2023, respectively.	5	5
Additional paid-in-capital	704,007	657,232
Accumulated deficit	(692,444)	(613,734)
Total stockholders’ equity	11,568	43,503
Total liabilities and stockholders’ equity	$ 288,577	307,893
Nonrelated Party
Current assets:
Accounts receivable		$ 778